Note 9 - Loss Per Share (Tables)	6 Months Ended
Jun. 30, 2025
Notes Tables
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	For the six months ended June 30,
	2024	2025
Loss:
Net loss attributable to controlling shareholders	(2,192,839)	(6,774,193)
Weighted average common shares – outstanding, basic and diluted	2,721,952	2,737,297
Basic and diluted loss per share	(0.81)	(2.47)